Corporate Development and General and Administrative (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Corporate Development:
Geology and technical review	$ 7	$ 0	$ 26
Salaries and remuneration	34	14	1
Sundry	17	4	0
Travel and transportation	5	13	22
Total	63	31	49
General and Administrative:
Accounting, audit and tax	32	28	36
Legal	24	15	15
Office and sundry	82	51	56
Regulatory	54	53	50
Rent	36	28	66
Total	$ 228	$ 175	$ 223